Joint Ventures (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Current assets	$ 2,682,166,000	$ 2,398,382,000
Long-Lived Assets	2,001,985,000	1,869,712,000
Current liabilities	776,812,000	555,663,000
Non-current liabilities	1,772,867,000	1,574,629,000
Revenue	1,943,655,000	2,265,803,000	$ 2,157,323,000
Other comprehensive income	(1,755,000)	(486,000)	(4,948,000)
Comprehensive income	278,848,000	441,577,000	423,469,000
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Statement [Line Items]
Current assets	28,668,000	28,577,000	31,461,000
Long-Lived Assets	5,129,000	5,913,000	6,656,000
Current liabilities	13,472	12,902	15,228,000
Non-current liabilities	0	0	0
Revenue	7,000	16,000	13,326,000
Profit (loss) from continuing operations	(1,262,000)	(1,301,000)	(1,070,000)
Other comprehensive income	0	0	0
Comprehensive income	(1,262,000)	(1,301,000)	(1,070,000)
Coromandel SQM India [Member]
Statement [Line Items]
Current assets	4,504,000	5,905,000	6,659,000
Long-Lived Assets	633,000	852,000	862,000
Current liabilities	1,704,000	3,050,000	4,205,000
Non-current liabilities	0	0	53,000
Revenue	8,197,000	11,605,000	10,381,000
Profit (loss) from continuing operations	(197,000)	348,000	332,000
Other comprehensive income	(77,000)	(318,000)	0
Comprehensive income	(274,000)	30,000	332,000
SQM Vitas Fzco. [Member]
Statement [Line Items]
Current assets	9,695,000	30,430,000	23,699,000
Long-Lived Assets	20,014,000	17,592,000	17,479,000
Current liabilities	1,136,000	2,678,000	2,221,000
Non-current liabilities	0	0	0
Revenue	36,000	16,583,000	15,518,000
Profit (loss) from continuing operations	3,595,000	3,561,000	3,003,000
Other comprehensive income	(876,000)	(1,806,000)	(9,000)
Comprehensive income	2,719,000	1,755,000	2,994,000
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Statement [Line Items]
Current assets	7,534,000	7,754,000	6,941,000
Long-Lived Assets	26,000	114,000	171,000
Current liabilities	632,000	1,533,000	1,152,000
Non-current liabilities	0	0	0
Revenue	12,003,000	13,004,000	12,631,000
Profit (loss) from continuing operations	592,000	377,000	721,000
Other comprehensive income	0	0	0
Comprehensive income	592,000	377,000	721,000
SQM Vitas Brazil Agroindustria [Member]
Statement [Line Items]
Current assets	2,609,000	2,692,000	2,190,000
Long-Lived Assets	0	0	669,000
Current liabilities	2,000	1,000	0
Non-current liabilities	0	0	0
Revenue	0	0	0
Profit (loss) from continuing operations	(30,000)	(28,000)	(36,000)
Other comprehensive income	(53,000)	(139,000)	0
Comprehensive income	(83,000)	(167,000)	(36,000)
SQM Vitas Peru S.A.C. [Member]
Statement [Line Items]
Current assets	46,118,000	36,648,000	30,303,000
Long-Lived Assets	7,299,000	7,566,000	8,453,000
Current liabilities	40,334,000	31,808,000	27,752,000
Non-current liabilities	0	0	0
Revenue	87,901,000	82,625,000	60,131,000
Profit (loss) from continuing operations	1,128,000	2,879,000	1,753,000
Other comprehensive income	(451,000)	(1,585,000)	(101,000)
Comprehensive income	677,000	1,294,000	1,652,000
SQM Vitas Plantacote B.V [Member]
Statement [Line Items]
Current assets			679,000
Long-Lived Assets			0
Current liabilities			10,000
Non-current liabilities			0
Revenue			0
Profit (loss) from continuing operations			(1,000)
Other comprehensive income			0
Comprehensive income			(1,000)
SQM Vitas Holland B.V. [Member]
Statement [Line Items]
Current assets	29,452,000	22,365,000	20,933,000
Long-Lived Assets	8,378,000	7,785,000	8,534,000
Current liabilities	24,855,000	18,996,000	17,380,000
Non-current liabilities	6,044,000	5,966,000	6,156,000
Revenue	28,590,000	28,619,000	35,299,000
Profit (loss) from continuing operations	421,000	(550,000)	(216,000)
Other comprehensive income	1,322,000	(223,000)	0
Comprehensive income	1,743,000	(773,000)	(216,000)
Minera Exar S.A. [Member]
Statement [Line Items]
Current assets			19,277,000
Long-Lived Assets			73,114,000
Current liabilities			38,670
Non-current liabilities			0
Revenue			0
Profit (loss) from continuing operations			(53,000)
Other comprehensive income			0
Comprehensive income			(53,000)
Joint ventures [member]
Statement [Line Items]
Current assets	139,640,000	144,672,000	142,672,000
Long-Lived Assets	49,511,000	46,412,000	115,938,000
Current liabilities	92,712,000	79,299,000	106,618,000
Non-current liabilities	7,162,000	6,664,000	6,209,000
Revenue	151,030,000	167,913,000	147,286,000
Profit (loss) from continuing operations	4,318,000	5,313,000	4,433,000
Other comprehensive income	(670,000)	(3,931,000)	(110,000)
Comprehensive income	3,648,000	1,382,000	$ 4,323,000
Pavoni C Spa [Member]
Statement [Line Items]
Current assets	9,444,000	10,062,000
Long-Lived Assets	7,074,000	6,490,000
Current liabilities	8,466	8,098
Non-current liabilities	735,000	698,000
Revenue	14,296,000	15,461,000
Profit (loss) from continuing operations	71,000	(79,000)
Other comprehensive income	(510,000)	140,000
Comprehensive income	(439,000)	61,000
Covalent Lithium Pty Ltd [Member]
Statement [Line Items]
Current assets	1,616,000	239,000
Long-Lived Assets	958,000	100,000
Current liabilities	2,111	233
Non-current liabilities	383,000	0
Revenue	0	0
Profit (loss) from continuing operations	0	106,000
Other comprehensive income	(25,000)	0
Comprehensive income	$ (25,000)	$ 106,000